RELATED PARTIES TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS

11.   RELATED PARTIES TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	Dec 31, 2021	Dec 31, 2020
Junze Zhang	Shareholder and director of the Company	667,787	388,839

Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,750	-
Total		$674,537	$388,839

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

From time to time, majority shareholder and general manager of the Company advanced funds to the Company for working capital purpose.

(b) Transactions

	For the years ended December 31,
	2021	2020
Repayment to related parties
Hengqing Investment Consultation(SZ) Partnership Business (LP)	-	-
Henghui Investment Consultation(SZ) Partnership Business (LP)	-	-
Qing Zuo	8,850	-
Junze Zhang	-	172,306-
Mengling Zhang	-	-
Zihua Wu	-	-
	$8,850	$172,306

Cash advance from related parties
Hengqing Investment Consultation (SZ) Partnership Business (LP)	$-	$-
Qing Zuo	15,499	-
Junze Zhang	276,375	116,343
Mengling Zhang	-	-
Zihua Wu	-	-
	$291,874	$116,343